PROPERTY, PLANT AND EQUIPMENT (Details Narrative) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Notes and other explanatory information [abstract]
Group acquired assets	$ 1	¥ 6	¥ 6
Assets disposed by the Groups		0	3
Impairment loss		¥ 0	¥ 0